Income Tax (Details) - Schedule of Deferred Tax Assets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Deferred tax asset
Organizational costs/Start-up costs	$ 748,482	$ 334,531
Total deferred tax asset	748,482	334,531
Deferred tax liability
Unrealized gain/loss		(18,790)
Valuation allowance	(748,482)	(334,531)
Deferred tax asset (liability), net of allowance		$ (18,790)